UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska  68130

(Address of principal executive offices)   (Zip code)

James  Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end:     3/31

Date of reporting period:  12/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
Shares		Value

	COMMON STOCKS - 15.57%
	BANKS - 1.28%
4,182	PacWest Bancorp	$ 103,630
2,500	Wells Fargo & Co.	85,450
		189,080
	BIOTECHNOLOGY - 0.18%
20,000	Telik, Inc. *	26,200

	COMMERCIAL SERVICES - 0.71%
2,952	Great Lakes Dredge & Dock Corp.	26,361
5,000	WuXi PharmaTech Cayman, Inc. - ADR *	78,750
		105,111
	COSMETICS & PERSONAL CARE - 1.15%
2,500	Procter & Gamble Co.	169,725

	ELECTRONICS - 1.22%
2,000	Agilent Technologies, Inc.	81,880
3,050	Sensata Technologies Holding NV *	99,064
		180,944
	ENERGY-ALTERNATE SOURCES - 1.68%
20,000	Clean Energy Fuels Corp. *	249,000

	HEALTHCARE-PRODUCTS - 1.84%
20,000	Accuray, Inc. *	128,600
25,000	Boston Scientific Corp. *	143,250
		271,850
	INTERNET - 1.73%
5,000	Shutterfly, Inc. *	149,350
2,500	Yelp, Inc. - Class A*	47,125
25,000	Zynga, Inc. - Class A *	59,250
		255,725
	METAL FABRICATE & HARDWARE - 0.46%
17,337	Cleantech Solutions International, Inc.*	68,481

	OIL & GAS - 1.17%
20,000	Vaalco Energy, Inc.*	173,000

	PHARMACEUTICALS - 0.95%
2,000	Johnson & Johnson	140,200

	PRIVATE EQUITY - 0.47%
4,500	Blackstone Group LP	70,155

	SEMICONDUCTORS - 1.40%
10,000	Intel Corp.	206,300

	TELECOMMUNICATIONS - 1.33%
3,750	Aruba Networks, Inc. *	77,813
3,000	NETGEAR, Inc. *	118,260
		196,073

	TOTAL COMMON STOCKS (Cost $2,322,411)	2,301,844

	EXCHANGE TRADED FUNDS - 51.27%
	ASSET ALLOCATION FUND - 14.75%
100,000	PowerShares DB US Dollar Index Bullish Fund*	2,181,000

	EQUITY FUNDS - 36.52%
45,000	ProShares Short QQQ*	1,150,650
110,000	ProShares Short S&P 500*	3,742,200
20,000	ProShares UltraShort Russell 2000*	506,400
		5,399,250

	TOTAL EXCHANGE TRADED FUNDS (Cost $7,670,680)	7,580,250

Contracts**
	PURCHASED PUT OPTIONS - 0.99%
600	IBM Corp.
	Expiration January 2013, Exercise Price $190.00 (Cost $172,098)	147,000

Shares
	SHORT-TERM INVESTMENTS - 65.62%
	MONEY MARKET FUND - 45.33%
6,702,545	Dreyfus Treasury Prime Cash Management, 0.00%+	6,702,545

	SOVEREIGN - 20.29%
3,000,000	United States Treasury Bill, due 1/17/2013, 0.00%	2,999,933

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,702,478)	9,702,478

	TOTAL INVESTMENTS - 133.45% (Cost $19,867,667) (a)	$ 19,731,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - 33.45%	(4,946,352)
	NET ASSETS - 100.00%	$ 14,785,220

	SECURITIES SOLD SHORT - (19.01)%
24,000	America Movil SAB de CV	555,360
5,000	Coach, Inc.	277,550
1,600	Ralph Lauren Corp.	239,872
2,000	Select Comfort Corp.	52,340
20,000	iShares Russell 2000 Index Fund	1,685,800
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,760,158) (a)	$ 2,810,922

Contracts **
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.45)%
600	IBM Corp.
	Expiration January 2013, Exercise Price $185.00 (Proceeds $84,078)	$ 66,000

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on December 31, 2012.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,114,541 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:		$ 12,810
Unrealized Depreciation:		(206,701)
Net Unrealized Depreciation		$ (193,891)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Option Transactions – The Fund is subject to equity risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 2,301,844	$ -	$ -	$ 2,301,844
Exchange Traded Funds	7,580,250	-	-	7,580,250
Purchased Put Options	47,000	-	-	147,000
Short-Term Investments	6,702,545	2,999,933	-	9,702,478
Total	$ 16,731,639	$ 2,999,933	$ -	$ 19,731,572
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 2,810,922	$ -	$ -	$ 2,810,922
Call Options Written	66,000	-	-	66,000
Total	$ 2,876,922	$ -	$ -	$ 2,876,922

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/2013